SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]

Pre-Effective Amendment No.                                               [ ]

Post-Effective Amendment No. 1 (File No. 333-32360)                       [X]
                           ------


AXP GLOBAL SERIES, INC.
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

It is proposed that this filing will become effective (check appropriate box)
     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32360 filed on or about April 17, 2000.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32360 filed on or about April 17, 2000.

PART C. OTHER INFORMATION

Item 15.          Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference. Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(2) By-laws, dated January 12, 1989, filed as Exhibit 2 to Registration Statement No. 33-25824, are incorporated by reference.

(3)      Voting Trust Agreement: Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically as Exhibit 1 to Part A of Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32360, filed on or about April 17, 2000, is incorporated by reference.

(5)      Instruments Defining Rights of Security Holders: Not Applicable.

(6)(a) Investment Management Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

         The agreement for IDS Global Bond and IDS Global Growth Fund was assumed by corresponding Portfolios when each Fund adopted the master/feeder structure. IDS Emerging Markets Fund and IDS Innovations Fund are part of a master/feeder structure. Therefore, the Investment Management Services Agreement is with the corresponding Portfolios.

(6)(b) Investment Management Services Agreement between AXP Global Series, Inc., on behalf of AXP Global Balanced Fund, and American Express Financial Corporation, dated July 1, 1999, is incorporated by reference to Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 32 filed on or about Dec. 27, 1999.

 (7) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15% of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(9)(b) Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Trust Company, dated November 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(9)(c) Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(e) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.


(9)(d) Addendum to the Custodian Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund and IDS Innovations Fund, American Express Trust Company and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(9)(e) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendments differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(9)(f) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32360 filed on or about March 13, 2000.

(12)     Tax Opinion is filed electronically herewith.

(13)(a) Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and IDS Global Growth Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(b) Administrative Services Agreement between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund and IDS Innovations Fund, and American Express Financial Corporation, dated November 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(c) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated November 13, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(d) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated May 13, 1996, filed electronically as Exhibit 9(j) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(e) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(k) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(f) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated November 13, 1996, filed electronically as Exhibit 9(i) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(g) License Agreement, dated January 12, 1989, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 33-25824, is incorporated by reference.

(13)(h) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement, on behalf of IDS Emerging Markets Fund, IDS Global Balanced Fund, IDS Global Bond Fund and IDS Global Growth Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(i) Transfer Agency Agreement between AXP Global Series, Inc., on behalf of AXP Emerging Markets Fund, AXP Global Balanced Fund, AXP Global Bond Fund, AXP Global Growth Fund and AXP Innovations Fund, and American Express Client Service Corporation, dated February 1, 1999, is incorporated by reference to Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 32 filed on or about Dec. 27, 1999.

(13)(j) License Agreement, dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc's Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated herein by reference.

(14)     Independent  Auditors' Consent is incorporated by reference to Exhibit
         (14) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-32360 filed on or about April 17, 2000.

(15)     Omitted Financial Statements: None.

(16)(a) Directors' Power of Attorney, to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32360 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32360 filed on or about March 13, 2000.

(16)(c) Trustees' Power of Attorney, to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32360 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32360 filed on or about March 13, 2000.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17. Undertakings

         None.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, AXP Global Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.


AXP GLOBAL SERIES, INC.


By /s/  Arne H. Carlson**
        Arne H. Carlson, Chief Executive Officer



By  /s/ John M. Knight
        John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                            Capacity


     _________________________                       Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32360, by:



 /s/ Leslie L. Ogg
     Leslie L. Ogg



**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32360, by:



 /s/ Leslie L. Ogg
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

WORLD TRUST


By   /s/ Arne H. Carlson****
         Arne H. Carlson, Chief Executive Officer



By   /s/ John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                            Capacity


     ___________________________                     Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele


***Signed pursuant to Trustees' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32360, by:



 /s/ Leslie L. Ogg
     Leslie L. Ogg


****Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32360, by:



 /s/ Leslie L. Ogg
     Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT

This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.  The prospectus.

Part B.  The Statement of Additional Information.

Part C.

         Other information.
         Exhibits.
         Undertakings.

The signatures.